Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets, net [Abstract]
Schedule of Intangible assets, net
Intangible assets, net, consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Travel license	30,590	30,956	4,502
Insurance agency license	11,711	11,711	1,703
Software	52,515	58,187	8,463
Technology	—	4,300	625
Trade names	41,634	41,634	6,055
Business Cooperation Agreements	660,215	660,215	96,025
Customer relationship	13,458	13,458	1,957
Non-compete agreements	6,399	6,399	931
Subtotal	816,522	826,860	120,261
Less: Accumulated amortization	(355,888)	(508,975)	(74,027)
Total	460,634	317,885	46,234

Schedule of annual estimated amortization expense for intangible assets
The annual estimated amortization expense for the above intangible assets for the following years is as follows:

	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2019	149,449	21,737
2020	96,025	13,966
2021	14,310	2,081
2022	8,630	1,255
2023	6,652	967
Thereafter	42,819	6,228
Total	317,885	46,234